CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net income	$ 308	$ 1,850	$ 930
Adjustments for the following non-cash items:
Depreciation	1,342	1,179	1,115
Unrealized financial instrument (gain) loss	(159)	187	102
Share of loss (earnings) from equity-accounted investments	8	(6)	(2)
Deferred income tax (recovery) expense	(40)	(15)	56
Other non-cash items	(361)	6	109
Remeasurement of BEPC exchangeable and class B shares	106	(1,800)	(1,267)
Dividends received from equity-accounted investments	14	4	3
Cash flows from (used in) operations before changes in related parties and working capital balances	1,218	1,405	1,046
Changes in due to or from related parties	(20)	(18)	(24)
Net change in working capital balances	405	(103)	(627)
Cash flows from (used in) operating activities	1,603	1,284	395
Financing activities
Proceeds from non-recourse borrowings	2,601	3,460	4,133
Repayment of non-recourse borrowings	(2,032)	(2,571)	(2,641)
Capital contributions from non-controlling interests	189	369	65
Capital repaid to non-controlling interests	(169)	(54)	(181)
Exchangeable share issuance	251	0	0
Distributions paid:
To participating non-controlling interests	(669)	(1,286)	(675)
To the partnership	0	(78)	0
Related party borrowings, net	(807)	(242)	(23)
Net cash flows from (used in) financing activities	(636)	(402)	678
Investing activities
Acquisitions net of cash and cash equivalents in acquired entity	(180)	0	(12)
Acquisitions of equity-accounted investments	(22)	(48)	0
Investment in property, plant and equipment	(1,028)	(847)	(1,354)
Proceeds from disposal of assets	109	92	376
Disposal of securities	134	0	0
Restricted cash and other	(31)	65	(37)
Cash flows from (used in) investing activities	(1,018)	(738)	(1,027)
Foreign exchange gain (loss) on cash	36	(19)	(33)
Increase (decrease)	(15)	125	13
Net change in cash classified within assets held for sale	0	(8)	0
Balance, beginning of year	642	525	512
Balance, end of year	627	642	525
Supplemental cash flow information:
Interest paid	1,177	999	828
Interest received	101	32	20
Income taxes paid	$ 167	$ 90	$ 49